NET FINANCE EXPENSES	12 Months Ended
Dec. 31, 2024
Net finance expenses [Abstract]
NET FINANCE EXPENSES [Text Block]

19 NET FINANCE EXPENSES

	Years ended December 31,
	2024	2023
Interest income	669	838
Interest expense	(227)	(119)
Interest on debt	(1,154)	(975)
Accretion on debt	(810)	(588)
Accretion on reclamation liabilities	(1,217)	(1,027)
	$(2,739)	$(1,871)